Significant Accounting Policies - Summary of Effect of Adopting IFRS 9 (Detail) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Current Assets
Trade and other current receivables	€ 264,041	€ 299,898
Accrued income	10,498	6,474
Total current assets	603,420	619,446
Non-Current Assets
Deferred tax assets	23,063	24,562
Total non-current assets	1,192,641	1,263,065
Total assets	1,796,061	1,882,511
Equity
Reserves	(813,300)	(1,321,685)
Accumulated deficit	(483,211)	(207,566)
TOTAL EQUITY/(DEFICIT)	228,014	(9,015)		€ (58,916)	€ 5,917
TOTAL LIABILITIES AND EQUITY	€ 1,796,061	€ 1,882,511
IFRS 9 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Current Assets
Trade and other current receivables			€ (512)
Accrued income			(210)
Total current assets			(722)
Non-Current Assets
Deferred tax assets			26
Total non-current assets			26
Total assets			(696)
Equity
Reserves			(25)
Accumulated deficit			(671)
TOTAL EQUITY/(DEFICIT)			(696)
TOTAL LIABILITIES AND EQUITY			€ (696)